DISTINCT ASSETSSM VARIABLE ANNUITY NY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-5NLNY

Supplement Dated June 1, 2017

to the

Prospectus dated May 1, 1998

Effective on or about June 5, 2017, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccounts:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Janus Aspen Janus Portfolio	Janus Henderson Research Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Distinct Asset SM Variable Annuity NY dated May 1, 1998